Statements of Cash Flows - USD ($)	4 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Cash Flows from Operating Activities:
Net Income (Loss)		$ (3,098,000)	$ (4,824,000)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Change in fair value of warrant liability		(1,452,000)	0	$ (6,095,170)
Changes in operating assets and liabilities:
Accounts payable and accrued expenses		(1,991,000)	869,000
Net cash used in operating activities		(24,304,000)	(2,445,000)
Cash Flows from Investing Activities:
Net cash used in investing activities		(189,312,000)	(2,937,000)
Cash Flows from Financing Activities:
Proceeds from note payable to Sponsor		0	939,000
Offering costs		(8,822,000)	(301,000)
Net cash provided by financing activities		51,869,000	25,890,000
Net (decrease) increase in cash		(161,747,000)	20,508,000
Cash – beginning of the period		203,935,000	72,000	72,000
Cash – end of the period	$ 72,000	42,188,000	20,580,000	203,935,000
Interest Paid in Cash		2,063,000	540,000
Predecessor [Member]
Cash Flows from Operating Activities:
Net Income (Loss)	(3,024,804)			2,946,919
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Unrealized gain on marketable securities held in Trust	(2,081)			(1,619)
Gain on disposition of investments	(12,297)			0
Issuance costs related to warrant liability	509,899			0
Change in fair value of warrant liability	2,070,328			(6,095,170)
Changes in operating assets and liabilities:
Prepaid expenses	(403,186)			163,526
Accounts payable and accrued expenses	153,928			1,021,052
Net cash used in operating activities	(708,213)			(1,965,292)
Cash Flows from Investing Activities:
Proceeds from sales of investments	266,000,000			1,179,227,029
Purchase of investments	(404,701,848)			(1,179,269,305)
Net cash used in investing activities	(138,701,848)			(42,276)
Cash Flows from Financing Activities:
Proceeds from issuance of Private Placement Warrants	7,719,779			0
Proceeds from note payable to Sponsor	0			1,000,000
Offering costs	(3,201,504)			0
Net cash provided by financing activities	140,532,255			1,000,000
Net (decrease) increase in cash	1,122,194			(1,007,568)
Cash – beginning of the period	0	$ 114,626	$ 1,122,194	1,122,194
Cash – end of the period	1,122,194			114,626
Interest Paid in Cash	0			0
Income Taxes Paid in Cash	0			0
Predecessor [Member] | Common Class A [Member]
Cash Flows from Financing Activities:
Proceeds from issuance of common stock	135,988,980			0
Predecessor [Member] | Common Class B [Member]
Cash Flows from Financing Activities:
Proceeds from issuance of common stock	$ 25,000			$ 0